FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gain (loss) from the change:
Increase of 5% in exchange rate	$ (307)	$ 95
Increase of 10% in exchange rate	(615)	190
Decrease of 5% in exchange rate	307	(95)
Decrease of 10% in exchange rate	$ 615	$ (190)